Summary Of Significant Accounting Policies (Capitalized Software Costs And Related Accumulated Amortization) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012	May 29, 2011
Accounting Policies [Abstract]
Capitalized software	$ 84.3	$ 79.9
Accumulated amortization	(63.4)	(56.1)
Capitalized software, net of accumulated amortization	$ 20.9	$ 23.8